Interest income - Interest Expenses (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expenses [Abstract]
Time deposits		$ 68,377,573	$ 50,167,009	$ 79,748,573
Savings accounts deposits		14,324,564	4,075,668	5,660,029
UVA clause adjustment	[1]	4,723,875	1,526,223	3,164,299
Bank loans		2,668,167	2,105,609	1,856,947
Other liabilities		844,125	4,018,706	8,646,451
Interest on the lease liability		463,673	563,784	652,895
Premium for reverse repurchase agreements		2,831		5,430
Others		4,271	141,338	72,670
TOTAL		$ 91,409,079	$ 62,598,337	$ 99,807,294

[1]	Adjustment clauses based on the variation of the consumer price index.